Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Net book value	¥ 137,237	¥ 88,112
Depreciation of property and equipment	¥ 13,867	¥ 11,271	¥ 9,557